Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2010 USD ($)
Goodwill [Line Items]
Goodwill recognized						$ 1,600,000
Impairment charges relating to goodwill	¥ 0	$ 0	¥ 0	¥ 10,561,857	$ 1,500,000